Schedule of loss allowance on trade receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 16,055,041
Loss allowance	(2,692,727)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	12,198,525
Loss allowance	(364,426)
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,215,979
Loss allowance	(687,764)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,640,537
Loss allowance	$ (1,640,537)